SHARE-BASED COMPENSATION - Schedule of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2021 shares € / shares	Dec. 31, 2021 shares shares € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2020 shares shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2020 shares $ / shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2019 shares shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2019 shares $ / shares € / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised (in shares)	(9,867,000)			(7,404,000)				(7,914,000)
Balance at 31 December (in shares)		52,789,478
Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at 1 January (in shares)	50,106,488	50,106,488		40,327,537	40,327,537			34,320,956
Expired (in shares)	0			(3,281)				(4,430,757)
Forfeited under the plan (in shares)	(946,738)			(411,250)				(133,750)
Granted under the plan (in shares)	12,081,000			15,536,750				18,485,000
Exercised (in shares)	(8,451,272)			(5,343,268)				(7,913,912)
Balance at 31 December (in shares)	52,789,478	52,789,478		50,106,488	50,106,488			40,327,537	40,327,537
- Vested (in shares)	21,388,237	21,388,237	21,388,237	19,675,875	19,675,875	19,675,875	19,675,875	12,797,424	12,797,424	12,797,424	12,797,424	12,797,424
- Unvested (in shares)	31,401,241	31,401,241	31,401,241	30,430,613	30,430,613	30,430,613	30,430,613	27,530,113	27,530,113	27,530,113	27,530,113	27,530,113
Weighted average exercise price at 1 January (in euro per share) | (per share)			€ 0.909			€ 0.696	$ 0.696				$ 0.609
Weighted average exercise price, expired (in euro per share) | (per share)			0			0.361					1.146
Weighted average exercise price of share options, forfeited (in euro per share) | € / shares			1.046			0.640				€ 0.798
Weighted average exercise price, granted (in euro per share) | € / shares			0.931			1.196				0.842
Weighted average exercise price, exercised (in euro per share) | € / shares			0.520			0.544				0.386
Weighted average exercise price at 31 December (in euro per share) | (per share)			0.911			0.909				0.696	$ 0.696
Weighted average exercise price, vested (in euro per share) | € / shares	€ 0.833	€ 0.833	0.833	€ 0.716	€ 0.716	0.716	$ 0.716	€ 0.450	€ 0.450	€ 0.450	$ 0.450
Weighted average exercise price, unvested (in euro per share) | (per share)	€ 0.966	€ 0.966	€ 0.966	€ 1.034	€ 1.034	€ 1.034	$ 1.034					$ 0.806